Variable Interest Entity (Details) - Schedule of VIEs’ consolidated assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of VIEs’ consolidated assets and liabilities [Abstract]
Current assets	$ 22,537,395	$ 11,794,499
Property and equipment, net	363,675	446,633
Other noncurrent assets	2,079,454	1,391,322
Total assets	24,980,524	13,632,454
Total liabilities	(4,749,091)	(1,580,130)
Net assets	20,231,433	12,052,324
Current liabilities:
Accounts payable	1,915,452	372,208
Accounts payable – related parties	1,229,381	207,766
Deferred revenue	243,355	176,457
Other payables and accrued liabilities	1,176,209	684,236
Taxes payable	184,694	139,463
Total liabilities	$ 4,749,091	$ 1,580,130